Changes in Accrued Warranty Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014		May 31, 2013		May 31, 2012
Product Liability Contingency [Line Items]
Beginning Balance	$ 9,330		$ 14,751		$ 17,196
Deductions	(19,155)	[1]	(20,115)	[1]	(18,143)	[1]
Provision charged to SG&A expense	24,566		14,260		15,513
Acquisitions			434		185
Ending Balance	$ 14,741		$ 9,330		$ 14,751

[1]	Primarily claims paid during the year.